Long-Term Debt and Capital Lease Obligations (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended
	Jul. 17, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Apr. 02, 2013 First Amendment to Senior Secured Credit Facilities	Jun. 30, 2013 Term B and Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Nov. 27, 2013 Term B-1 Loans Second Amendment to Senior Secured Credit Facilities	Mar. 31, 2014 Term B-1 Loans Second Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Dec. 31, 2013 Term B-1 Loans Second Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Mar. 31, 2014 Term B-1 Loans Second Amendment to Senior Secured Credit Facilities ABR	Dec. 31, 2013 Term B-1 Loans Second Amendment to Senior Secured Credit Facilities ABR	Mar. 31, 2014 Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Dec. 31, 2013 Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Nov. 27, 2013 Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Apr. 02, 2013 Term B-1 Loans First Amendment to Senior Secured Credit Facilities	Mar. 31, 2014 Term B-1 Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Dec. 31, 2013 Term B-1 Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Mar. 31, 2014 Term B-1 Loans First Amendment to Senior Secured Credit Facilities ABR	Dec. 31, 2013 Term B-1 Loans First Amendment to Senior Secured Credit Facilities ABR	Nov. 27, 2013 Term B-1 Loans Prior Senior Secured Credit Facilities	Mar. 31, 2014 Term B Loans First Amendment to Senior Secured Credit Facilities	Dec. 31, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities	Apr. 02, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities	Mar. 31, 2014 Term B Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Dec. 31, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Mar. 31, 2014 Term B Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate Minimum	Dec. 31, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate Minimum	Mar. 31, 2014 Term B Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate Maximum	Dec. 31, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate Maximum	Mar. 31, 2014 Term B Loans First Amendment to Senior Secured Credit Facilities ABR Minimum	Dec. 31, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities ABR Minimum	Mar. 31, 2014 Term B Loans First Amendment to Senior Secured Credit Facilities ABR Maximum	Dec. 31, 2013 Term B Loans First Amendment to Senior Secured Credit Facilities ABR Maximum	Mar. 31, 2014 Prior Revolving Credit Facility Minimum	Dec. 31, 2013 Prior Revolving Credit Facility Minimum	Mar. 31, 2014 Prior Revolving Credit Facility Maximum	Dec. 31, 2013 Prior Revolving Credit Facility Maximum	Mar. 31, 2014 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities	Dec. 31, 2013 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities	Apr. 02, 2013 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities	Mar. 31, 2014 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities Minimum	Dec. 31, 2013 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities Minimum	Mar. 31, 2014 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities Maximum	Dec. 31, 2013 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities Maximum	Mar. 31, 2014 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Dec. 31, 2013 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities Adjusted LIBOR rate	Mar. 31, 2014 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities ABR	Dec. 31, 2013 Prior Revolving Credit Facility First Amendment to Senior Secured Credit Facilities ABR	Apr. 02, 2013 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities	Dec. 31, 2012 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities	Jul. 17, 2012 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities	Mar. 31, 2014 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities Adjusted LIBOR rate	Dec. 31, 2013 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities Adjusted LIBOR rate	Mar. 31, 2014 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities ABR	Dec. 31, 2013 Prior Revolving Credit Facility Prior Senior Secured Credit Facilities ABR	Dec. 31, 2013 Prior Senior Secured Term Loan Adjusted LIBOR rate Minimum	Dec. 31, 2013 Prior Senior Secured Term Loan ABR Minimum	Apr. 02, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Dec. 31, 2012 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Jul. 17, 2012 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities	Mar. 31, 2014 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities Adjusted LIBOR rate	Dec. 31, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities Adjusted LIBOR rate	Dec. 31, 2013 Prior Senior Secured Term Loan Prior Senior Secured Credit Facilities ABR
Long-Term Debt and Capital Lease Obligations
Face amount							$ 425.0								$ 400.0								$ 1,560.4																	$ 200.0											$ 200.0									$ 1,920.0
Description of variable rate basis								LIBOR	LIBOR	ABR	ABR					LIBOR	LIBOR	ABR	ABR							LIBOR	LIBOR	LIBOR	LIBOR	ABR	ABR	ABR	ABR												LIBOR	LIBOR	ABR	ABR				LIBOR	LIBOR	ABR	ABR	LIBOR	ABR				LIBOR	LIBOR	ABR
Basis spread on variable rate (as a percent)								3.00%	3.00%	2.00%	2.00%					3.25%	3.25%	2.25%	2.25%							3.75%	3.75%	4.00%	4.00%	2.75%	2.75%	3.00%	3.00%												3.50%	3.50%	2.50%	2.50%				5.00%	5.00%	4.00%	4.00%	1.25%	2.25%
Variable interest rate floor (as a percent)								0.75%	0.75%							1.00%	1.00%							1.00%	1.00%																																				1.25%	1.25%
Outstanding balance		3,022.7	2,945.9	3,076.0								422.9	423.9	398.0							1,544.8	1,548.7																92.0	34.0										51.0	20.0								1,905.6	1,910.4
Loss on extinguishment of debt	8.3	58.1	8.3				0.8													0.8																																						57.3
Quarterly principal payments						4.9
Senior Secured Leverage Ratio																										0.05	0.05	0.05	0.05	0.05	0.05	0.05	0.05
Commitment fee on the unused portion of the credit facility (as a percent)																																		0.375%	0.375%	0.50%	0.50%				0.375%	0.375%	0.50%	0.50%
Payment of fees and expenses associated with refinancing of debt					21.0
Soft call premium as a percentage of aggregate principal amount of debt being prepaid																																																										1.00%
Soft call premium paid on the aggregate principal amount of the debt being prepaid		$ 19.1																																																								$ 19.1